SIGNIFICANT ACCOUNTING POLICIES (Property, Plant and Equipment - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Property, Plant and Equipment [Line Items]
Asset Retirement Obligation	$ 86	$ 79
Asset Retirement Obligation Accretion Expense	6
Asset Retirement Obligation Increased Costs	$ 1
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful life	25 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years